Gross Exposure Long Net Exposure Short Product Name: Aetos Capital Multi-Strategy Arbitrage Fund, LLC As of January 31, 2014 Product Description: The Aetos Capital Multi-Strategy Arbitrage Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets.  The Fund allocates its assets among a select group of Portfolio Managers that utilize a variety of arbitrage investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. As of February 1, 2014: Chief Investment Officer: Anne Casscells - Menlo Park, CA For More Information Please Contact: Brad Rudner (212) 201-2532 brudner@aetoscapital.com Sub-Strategy Allocation1 Historical Sub-Strategy Allocation Historical Exposures

Aetos Capital, L.P. ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Aetos Capital Multi-Strategy Arbitrage Fund, LLC As of January 31, 2014 1 Allocations are subject to change over time. 2 Investment Performance: Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.  Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.20% 0.39% 1.22% 0.84% 2.26% 2003 1.66% 0.72% 0.92% 1.19% 2.02% 0.76% -0.65% 0.34% 1.43% 0.88% 1.27% 1.01% 12.16% 2004 1.19% 0.35% 0.05% 0.32% -0.06% 0.18% -0.37% 0.26% -0.05% 0.08% 0.84% 0.75% 3.60% 2005 0.21% 0.48% 0.34% -0.23% 0.62% 0.56% 1.22% 0.06% 0.32% -0.19% 0.11% 0.85% 4.43% 2006 1.58% 0.90% 0.73% 0.60% 0.35% 0.46% 0.45% 0.36% 0.66% 0.86% 1.00% 1.26% 9.61% 2007 1.41% 0.35% 0.57% 1.19% 1.40% -0.06% -5.63% -1.06% 1.27% 1.61% -0.48% 0.09% 0.44% 2008 -0.95% 0.46% -2.11% 0.49% 1.26% -0.39% -0.89% -0.24% -6.15% -8.55% -4.26% -1.89% -21.31% 2009 -0.16% 0.58% -0.18% -0.10% 2.70% 2.55% 2.46% 1.55% 2.60% 1.30% 0.99% 1.17% 16.52% 2010 1.63% 0.35% 1.89% 1.38% -1.68% 0.13% 0.77% 0.64% 0.79% 1.05% -0.09% 0.57% 7.62% 2011 1.25% 0.94% 0.58% 0.74% -0.22% -0.55% -0.52% -1.88% -1.61% 0.92% -1.09% 0.22% -1.26% 2012 1.68% 1.53% 0.78% 0.02% -0.54% 0.15% 0.56% 0.74% 0.41% 0.59% 0.69% 1.08% 7.95% 2013 1.71% 0.74% 0.98% 0.97% 0.81% -0.77% 0.64% 0.01% 0.55% 0.90% 0.44% 0.48% 7.72% 2014 0.35% - - - - - - - - - - - 0.35% Investment Returns: As of 1/31/14: Aetos Capital Multi-Strategy Arbitrage Fund2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI S&P 500 DRI Index 1 Year Annualized Return 6.27% 0.06% 0.13% 12.70% 21.52% 3 Year Annualized Return 4.40% 0.06% 3.73% 7.69% 13.93% 5 Year Annualized Return 7.67% 0.10% 4.94% 16.04% 19.19% From Inception of Aetos Capital Funds (9/1/02) through 1/31/14: From Inception of Aetos Capital Funds (9/1/02) through 1/31/14: From Inception of Aetos Capital Funds (9/1/02) through 1/31/14: Average Annualized Return 3.93% 1.47% 4.76% 8.22% 8.18% Annualized Standard Deviation 4.97% 0.48% 3.57% 16.65% 15.00% Sharpe Ratio 0.50 - 0.92 0.41 0.45 Largest Calendar Qtr. Drawdown -14.10% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.10 - - - - Beta: MSCI ACWI 0.18 - - - - Beta: S&P 500 DRI Index 0.19 - - - -

Equity Hedged: 44% Event Driven: 16% Fixed Income Arbitrage: 7% Quantitative: 4% Distressed: 20% Directional Equity: 3% Short-biased Equity: 3% Number of Managers = 39 Number of Strategies = 8 Median Position Size = 2.5% Average Position Size = 2.5% Aetos Capital Long/Short Strategies Fund: 50% Aetos Capital Multi-Strategy Arbitrage Fund: 30% Aetos Capital Distressed Investment Strategies Fund: 20% Long/Short Credit: 3% Product Name: Aetos Capital Prime Portfolio As of January 31, 2014 Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of February 1, 2014: Chief Investment Officer: Anne Casscells - Menlo Park, CA Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short For More Information Please Contact: Brad Rudner (212) 201-2532 brudner@aetoscapital.com

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through January 31, 2014 of the Aetos Capital Prime Portfolio and are net of an investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Aetos Capital Prime Portfolio As of January 31, 2014 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Contribution Frequency / Notice Period 10% of profits Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.67% 0.34% 0.52% 0.95% 1.14% 2003 0.21% -0.02% 0.22% 1.69% 1.70% 1.30% 0.37% 0.79% 0.60% 1.42% 1.12% 1.09% 10.98% 2004 1.85% 0.72% -0.12% -0.68% -0.10% 0.36% -0.18% 0.00% 0.66% 0.69% 1.57% 1.02% 5.92% 2005 0.12% 1.26% 0.28% -0.51% 0.78% 0.81% 1.20% 0.65% 0.75% -0.83% 0.68% 1.36% 6.72% 2006 2.00% 0.34% 1.27% 0.94% -0.57% 0.15% 0.35% 0.69% 0.20% 0.99% 1.49% 1.11% 9.31% 2007 1.71% 0.50% 1.10% 1.52% 1.69% 0.40% -0.63% -1.42% 1.06% 1.60% -0.10% 0.57% 8.24% 2008 -2.37% 1.33% -1.55% 0.67% 1.91% -0.17% -0.95% -0.39% -7.03% -3.75% -1.62% -0.74% -14.01% 2009 0.54% -0.30% -0.36% -0.85% 2.70% 0.71% 1.65% 1.13% 1.70% 0.09% 1.63% 0.50% 9.49% 2010 -0.19% 0.66% 1.62% 0.70% -2.17% -0.84% 1.00% 0.07% 1.83% 1.03% 0.06% 1.50% 5.32% 2011 0.44% 0.62% -0.19% 1.12% -0.23% -0.61% 0.00% -2.56% -2.27% 1.82% -0.52% -0.20% -2.62% 2012 1.48% 1.09% 0.69% 0.31% -0.86% 0.33% 0.85% 0.54% 0.67% -0.07% 0.46% 0.45% 6.11% 2013 1.78% 0.64% 1.46% 0.62% 0.97% -0.20% 0.85% -0.30% 1.06% 1.17% 1.30% 0.85% 10.67% 2014 -0.13% - - - - - - - - - - - -0.13% Investment Returns: As of 1/31/14: Aetos Capital Prime Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI S&P 500 DRI Index 1 Year Annualized Return 8.60% 0.06% 0.13% 12.70% 21.52% 3 Year Annualized Return 4.38% 0.06% 3.73% 7.69% 13.93% 5 Year Annualized Return 5.55% 0.10% 4.94% 16.04% 19.19% From Inception through 1/31/14: From Inception through 1/31/14: Average Annualized Return 4.76% 1.47% 4.76% 8.22% 8.18% Annualized Standard Deviation 4.13% 0.48% 3.57% 16.65% 15.00% Sharpe Ratio 0.80 - 0.92 0.41 0.45 Largest Calendar Qtr. Drawdown -8.28% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.00 - - - - Beta: MSCI ACWI 0.18 - - - - Beta: S&P 500 DRI Index 0.18 - - - -

Product Name: Aetos Capital Growth Portfolio As of January 31, 2014 Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of February 1, 2014: Chief Investment Officer: Anne Casscells - Menlo Park, CA For More Information Please Contact: Brad Rudner (212) 201-2532 brudner@aetoscapital.com Historical Sub-Strategy Allocation Strategy Allocations1 Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through January 31, 2014 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.  Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Aetos Capital Growth Portfolio As of January 31, 2014 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.59% 0.17% 0.40% 1.07% 1.04% 2003 0.28% -0.04% 0.11% 1.62% 1.72% 1.29% 0.22% 0.75% 0.76% 1.30% 0.99% 0.98% 10.42% 2004 1.79% 0.70% -0.10% -0.92% -0.15% 0.36% -0.16% -0.04% 0.67% 0.52% 1.56% 0.93% 5.26% 2005 0.30% 1.32% 0.26% -0.45% 0.72% 0.77% 1.01% 0.60% 0.82% -0.84% 0.61% 1.31% 6.60% 2006 1.91% 0.31% 1.13% 0.91% -0.63% 0.21% 0.39% 0.57% 0.18% 0.83% 1.39% 1.15% 8.66% 2007 1.56% 0.43% 1.18% 1.45% 1.66% 0.43% -0.66% -1.40% 0.96% 1.52% -0.07% 0.61% 7.89% 2008 -2.32% 1.31% -1.49% 0.62% 1.83% -0.29% -0.82% -0.44% -6.97% -4.26% -1.97% -0.85% -14.86% 2009 0.50% -0.26% -0.31% -0.61% 2.72% 0.97% 1.76% 1.25% 1.84% 0.23% 1.55% 0.66% 10.74% 2010 0.14% 0.59% 1.72% 0.81% -2.11% -0.69% 0.92% 0.19% 1.70% 1.05% 0.05% 1.36% 5.81% 2011 0.57% 0.68% -0.08% 1.05% -0.21% -0.61% -0.07% -2.46% -2.20% 1.66% -0.60% -0.14% -2.46% 2012 1.51% 1.15% 0.71% 0.29% -0.79% 0.31% 0.81% 0.59% 0.66% 0.07% 0.50% 0.59% 6.58% 2013 1.77% 0.66%  1.38% 0.71% 0.98% -0.31% 0.81% -0.23% 0.96% 1.13% 1.16% 0.79% 10.23% 2014 -0.01% - - - - - - - - - - - -0.01% Investment Returns: As of 1/31/14: Aetos Capital Growth Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI S&P 500 DRI Index 1 Year Annualized Return 8.29% 0.06% 0.13% 12.70% 21.52% 3 Year Annualized Return 4.44% 0.06% 3.73% 7.69% 13.93% 5 Year Annualized Return 5.96% 0.10% 4.94% 16.04% 19.19% From Inception through 1/31/14: From Inception through 1/31/14: Average Annualized Return 4.63% 1.47% 4.76% 8.22% 8.18% Annualized Standard Deviation 4.12% 0.48% 3.57% 16.65% 15.00% Sharpe Ratio 0.77 - 0.92 0.41 0.45 Largest Calendar Qtr. Drawdown -8.14% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.02 - - - - Beta: MSCI ACWI 0.18 - - - - Beta: S&P 500 DRI Index 0.18 - - - -

Product Name: Aetos Capital Balanced Portfolio As of January 31, 2014 Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of February 1, 2014: Chief Investment Officer: Anne Casscells - Menlo Park, CA For More Information Please Contact: Brad Rudner (212) 201-2532 brudner@aetoscapital.com Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through January 31, 2014 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.  Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Aetos Capital Balanced Portfolio As of January 31, 2014 Fees & Terms Fees & Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - -0.44% 0.14% 0.53% 1.04% 1.27% 2003 0.73% 0.17% 0.28% 1.34% 1.86% 1.03% -0.20% 0.58% 1.02% 1.02% 0.98% 0.85% 10.06% 2004 1.49% 0.56% -0.04% -0.69% -0.18% 0.27% -0.23% 0.01% 0.47% 0.25% 1.36% 0.82% 4.14% 2005 0.43% 1.14% 0.24% -0.33% 0.62% 0.68% 0.93% 0.35% 0.71% -0.71% 0.42% 1.22% 5.83% 2006 1.74% 0.47% 0.86% 0.87% -0.36% 0.42% 0.49% 0.43% 0.27% 0.70% 1.25% 1.21% 8.67% 2007 1.46% 0.33% 1.07% 1.30% 1.54% 0.28% -1.98% -1.30% 0.91% 1.37% -0.11% 0.49% 5.43% 2008 -1.75% 1.07% -1.52% 0.56% 1.74% -0.41% -0.71% -0.46% -6.93% -5.35% -2.58% -1.09% -16.40% 2009 0.38% -0.11% -0.25% -0.36% 2.74% 1.42% 1.94% 1.37% 2.07% 0.48% 1.40% 0.85% 12.53% 2010 0.58% 0.52% 1.80% 0.97% -2.00% -0.47% 0.89% 0.34% 1.47% 1.06% 0.01% 1.13% 6.43% 2011 0.77% 0.76% 0.12% 0.96% -0.21% -0.59% -0.20% -2.28% -2.04% 1.43% -0.74% -0.03% -2.12% 2012 1.56% 1.26% 0.73% 0.26% -0.73% 0.29% 0.78% 0.64% 0.66% 0.21% 0.54% 0.74% 7.14% 2013 1.76% 0.67%  1.29% 0.80% 0.99% -0.43% 0.78% -0.16% 0.86% 1.09% 1.02% 0.72% 9.78% 2014 0.09% - - - - - - - - - - - 0.09% Investment Returns: As of 1/31/14: Aetos Capital Balanced Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI S&P 500 DRI Index 1 Year Annualized Return 7.98% 0.06% 0.13% 12.70% 21.52% 3 Year Annualized Return 4.57% 0.06% 3.73% 7.69% 13.93% 5 Year Annualized Return 6.57% 0.10% 4.94% 16.04% 19.19% From Inception through 1/31/14: From Inception through 1/31/14: Average Annualized Return 4.34% 1.47% 4.76% 8.22% 8.18% Annualized Standard Deviation 4.18% 0.48% 3.57% 16.65% 15.00% Sharpe Ratio 0.69 - 0.92 0.41 0.45 Largest Calendar Qtr. Drawdown -8.80% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.05 - - - - Beta: MSCI ACWI 0.18 - - - - Beta: S&P 500 DRI Index 0.18 - - - -

Number of Managers = 19 Median Position Size = 3.8% Average Position Size = 5.0% Chief Investment Officer: Anne Casscells - Menlo Park, CA For More Information Please Contact: Brad Rudner (212) 201-2532 brudner@aetoscapital.com Strategy Allocations1 Gross Exposure Long Net Exposure Short Mortgages: 10% Corporate Distressed: 24% Structured Credit / ABS: 10% Relative Value: 6% Process Oriented: 12% Leveraged Loans: 8% Opportunistic Credit: 22% Hedging: 5% Currency/Other: 3% Historical Exposures Historical Sub-Strategy Allocation Product Name: Aetos Capital Credit and Distressed Opportunities Portfolio As of January 31, 2014 Product Description: The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of February 1, 2014:

1 Allocations are subject to change over time. 2 Performance figures shown for the period of September 1, 2002 through January 31, 2014 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns. Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing. Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860 Aetos Capital Credit and Distressed Opportunities Portfolio As of January 31, 2014 Fees and Terms Fees and Terms Management Fee 1.00% (0.75% on $25mm+) Incentive Fee 10% of profits Hurdle Rate 3 Month T-bills High Water Mark Yes Contribution Frequency / Notice Period Monthly / 30 Days Lock-Up Period 1 Year Redemption Frequency / Notice Period Quarterly / 90 Days Minimum Investment $1 million Auditor PricewaterhouseCoopers, LLC Administrator HedgeServ Limited Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Investment Performance2 (US$) Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD 2002 - - - - - - - - 0.00% -0.13% 1.79% 1.12% 2.79% 2003 1.74% 0.69% 0.74% 2.22% 1.66% 1.89% -0.16% 0.60% 2.00% 1.62% 1.21% 1.65% 17.04% 2004 2.18% 0.53% 0.24% 0.20% 0.18% 0.80% 0.17% 0.44% 0.55% 0.59% 1.74% 1.35% 9.32% 2005 0.42% 1.15% -0.12% -0.38% 0.31% 0.64% 1.39% 0.67% 0.39% -0.06% 0.47% 0.88% 5.89% 2006 1.61% 0.65% 1.08% 0.69% 0.55% 0.14% 0.47% 0.58% 0.54% 1.62% 1.38% 1.29% 11.10% 2007 1.53% 0.92% 0.84% 1.53% 1.50% 0.00% -1.67% -1.17% 1.22% 1.14% -0.63% 0.16% 5.44% 2008 -1.25% 0.64% -1.03% 0.50% 0.34% -0.47% -0.77% -0.51% -3.23% -4.52% -2.90% -1.25% -13.64% 2009 0.40% -0.17% -0.30% 0.58% 2.32% 2.05% 2.19% 1.99% 2.10% 1.67% 1.47% 1.64% 17.10% 2010 2.03% 0.61% 2.12% 1.42% -1.67% -0.29% 0.57% 0.52% 0.97% 1.16% 0.22% 1.05% 9.00% 2011 1.13% 1.09% 0.12% 0.74% 0.01% -0.73% -0.23% -2.22% -2.47% 0.65% -0.81% -0.01% -2.77% 2012 1.48% 1.12% 0.87% 0.65% -0.51% 0.41% 0.97% 0.95% 1.27% 0.71% 0.60% 1.36% 10.34% 2013 1.74% 0.64% 1.19% 1.32% 1.64% -0.81% 0.78% 0.13% 0.57% 1.18% 1.03% 0.62% 10.47% 2014 0.54% - - - - - - - - - - - 0.54% Investment Returns: As of 1/31/14: Aetos Capital Credit and Distressed Opportunities Portfolio2 90-Day Treasury Bills Barclays Capital Aggregate Index MSCI ACWI S&P 500 DRI Index 1 Year Annualized Return 9.17% 0.06% 0.13% 12.70% 21.52% 3 Year Annualized Return 5.62% 0.06% 3.73% 7.69% 13.93% 5 Year Annualized Return 8.66% 0.10% 4.94% 16.04% 19.19% From Inception through 1/31/14: From Inception through 1/31/14: Average Annualized Return 6.90% 1.47% 4.76% 8.22% 8.18% Annualized Standard Deviation 3.85% 0.48% 3.57% 16.65% 15.00% Sharpe Ratio 1.41 - 0.92 0.41 0.45 Largest Calendar Qtr. Drawdown -8.44% - -2.44% -22.37% -21.94% Beta: Barclays Capital Aggregate Index 0.01 - - - - Beta: MSCI ACWI 0.15 - - - - Beta: S&P 500 DRI Index 0.16 - - - -